EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Employee benefits expense	$ 736,900	$ 657,000
Salaries, short-term incentives and other benefits	13,582	16,964
Post-employment benefits	1,581	1,634
Share-based payments	23,475	28,631
Total	$ 38,638	$ 47,229